1933 Act File No. 33-49701
                                                  1940 Act File No. 811-7065

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                    ----

      Pre-Effective Amendment No.         ..............................

      Post-Effective Amendment No.   8   ..................            X
                                   ------                           ----

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ----

      Amendment No.   5   ....................................            X
                    ------                                             ----

                          THE PLANTERS FUNDS

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900

                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,

                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on SEPTEMBER 30, 1997 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
    485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

  X filed the Notice required by that Rule on SEPTEMBER 15, 1997; or intends to file the Notice required by that Rule on or about
    ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the

   Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                              Copies to:

Matthew J. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.

2101 L. Street, N.W.
Washington, D.C.  20037

                         CROSS REFERENCE SHEET

         This Amendment to the Registration Statement of THE PLANTERS FUNDS, which consists of one portfolio, Tennessee Tax-Free Bond Fund, is comprised of the following:

PART A.           INFORMATION REQUIRED IN A PROSPECTUS.


                                                              Prospectus Heading
                                                              (RULE 404(C) CROSS REFERENCE)

Item 1.           Cover Page..................................Cover Page.
Item 2.           Synopsis                                    Summary of Fund Expenses.
Item 3.           Condensed Financial
                    Information...............................Financial Highlights; Performance Information.
Item 4.           General Description of
                    Registrant................................General Information; Investment Information;
                                                              Investment Objective; Investment Policies;
                                                              Tennessee Municipal Securities; Investment Risks;
                                                              Non-Diversification; Investment Limitations.

Item 5.           Management of the Fund......................The Planters Funds Information; Management of the
                                                              Trust; Distribution of Fund Shares; Administration
                                                              of the Fund.

Item 6.           Capital Stock and Other

                    Securities................................Dividends and Distributions; Shareholder
                                                              Information; Voting Rights; Massachusetts
                                                              Partnership Law; Effect of Banking Laws; Tax
                                                              Information; Federal Income Tax; State of Tennessee
                                                              Taxes; Other State and Local Taxes.

Item 7.           Purchase of Securities Being

                    Offered...................................Net Asset Value; Investing in the Fund; Share
                                                              Purchases; Minimum Investment Required; What Shares
                                                              Cost; Reducing the Sales Charge; Certificates and

                                                              Confirmations.

Item 8.           Redemption or Repurchase....................Redeeming Shares; Accounts With Low Balances.
Item 9.           Pending Legal Proceedings...................None.





PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          Cover Page..................................Cover Page.
Item 11.          Table of Contents...........................Table of Contents.
Item 12.          General Information and
                  History.....................................General Information About the Fund; Appendix.
Item 13.          Investment Objectives and
                  Policies                                    Investment Objective and Policies.
Item 14.          Management of the Fund                      The Planters Funds Management.
Item 15.          Control Persons and Principal

                  Holders of Securities.......................The Planters Funds Management; Fund Ownership.
Item 16.          Investment Advisory and Other
                  Services....................................Investment Advisory Services; Other Services.
Item 17.          Brokerage Allocation........................Brokerage Transactions.
Item 18.          Capital Stock and Other
                  Securities                                  Not Applicable.
Item 19.          Purchase, Redemption and

                  Pricing of Securities Being

                  Offered.....................................Purchasing Shares; Determining Net Asset Value;
                                                              Redeeming Shares.

Item 20.          Tax Status..................................Tax Status.
Item 21.          Underwriters                                Not Applicable.
Item 22.          Calculation of Performance
                  Data........................................Total Return; Yield; Tax-Equivalent Yield;
                                                              Performance Comparisons.

Item 23.          Financial Statements........................Filed in Part A.






TENNESSEE TAX-FREE BOND FUND



(A PORTFOLIO OF THE PLANTERS FUNDS)


PROSPECTUS

The shares of Tennessee Tax-Free Bond Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is an investment portfolio in The Planters Funds (the "Trust"), an open-end management investment company (a mutual fund).

The investment objective of the Fund is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities. The Fund invests primarily in a portfolio of municipal securities which are exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities ("Tennessee Municipal Securities"). These securities include those issued by or on behalf of the state of Tennessee and Tennessee municipalities as well as those issued by states, territories and possessions of the United States that are not issued by or on behalf of Tennessee and its political subdivisions, but which are exempt from Tennessee state income tax.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF UNION PLANTERS NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY UNION PLANTERS NATIONAL BANK, OR ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information, dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by calling Union Planters Brokerage Services at 1-800-238-7125. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY

IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997



TABLE OF CONTENTS



 SUMMARY OF FUND EXPENSES                             1
 FINANCIAL HIGHLIGHTS                                 2
 GENERAL INFORMATION                                  3
 INVESTMENT INFORMATION                               3
  Investment Objective                                3
  Investment Policies                                 3
  Tennessee Municipal Securities                      6
  Investment Risks                                    6
  Non-Diversification                                 6
  Investment Limitations                              7
 THE PLANTERS FUNDS INFORMATION                       7
  Management of the Trust                             7
  Distribution of Fund Shares                         8
  Administration of the Fund                          8
 NET ASSET VALUE                                      9
 INVESTING IN THE FUND                                9

  Share Purchases                                     9
  Minimum Investment Required                         9
  What Shares Cost                                    9
  Reducing the Sales Charge                          10
 REDEEMING SHARES                                    11
  By Telephone                                       11
  By Mail                                            12
  Accounts with Low Balances                         13
 SHAREHOLDER INFORMATION                             13
  Voting Rights                                      13
  Massachusetts Partnership Law                      13
 EFFECT OF BANKING LAWS                              14
 TAX INFORMATION                                     14

  Federal Income Tax                                 14
  State of Tennessee Taxes                           14
  Other State and Local Taxes                        15
 PERFORMANCE INFORMATION                             15
 FINANCIAL STATEMENTS                                16
 INDEPENDENT ACCOUNTANTS' REPORT                     26
 ADDRESSES                                           27


SUMMARY OF FUND EXPENSES


                   SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)               2.00%

 Maximum Sales Charge Imposed on Reinvested Dividends

         (as a percentage of offering price)                                                  None
 Contingent Deferred Sales Charge (as a percentage of original purchase

         price or redemption proceeds, as applicable)                                         None

 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None

 Exchange Fee                                                                                 None

                    ANNUAL FUND OPERATING EXPENSES

                (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                            0.00%
 12b-1 Fee                                                                                    None
 Other Expenses                                                                              1.10%

         Total Fund Operating Expenses(2)                                                    1.10%

(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) Total Fund Operating Expenses are anticipated to be 1.85% absent the voluntary waiver of the management fee (See (1) above).

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Planters Funds Information," and "Investing in the Fund." Wire-transferred redemptions of less than
$5,000 may be subject to additional fees.

 EXAMPLE                1 YEAR    3 YEARS   5 YEARS    10 YEARS
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and

 (2) redemption at the end of each time period                       $31       $54         $79      $151

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Independent Accountants' Report on page 26.

                                                                                 YEAR ENDED JULY 31,
                                                                       1997        1996      1995

1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.54      $10.46    $10.22
$10.50

 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                                 0.45        0.50      0.51
0.44
  Net realized and unrealized gain (loss) on investments                0.38        0.07      0.24
(0.31)
  Total from investment operations                                      0.83        0.57      0.75
0.13
 LESS DISTRIBUTIONS

  Distributions from net investment income                            (0.46)      (0.49)    (0.51)
(0.41)
 NET ASSET VALUE, END OF PERIOD                                       $10.91      $10.54    $10.46
$10.22
 TOTAL RETURN(B)                                                       8.12%       5.57%     7.60%
1.19%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                             1.10%       0.86%     0.61%
0.56%*
  Net investment income                                                4.23%       4.62%     4.93%
4.69%*
  Expense waiver/reimbursement(c)                                      0.75%       0.80%     0.95%
0.87%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                            $25,849     $29,668   $35,888
$42,400
  Portfolio turnover                                                     11%          0%        3%
30%



* Computed on an annualized basis.

(a) Reflects operations for the period from August 30, 1993 (date of initial public investment) to July 31, 1994. For the period from August 5, 1993 (start of business) to August 29, 1993, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 14, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees ("Trustees") has not established separate classes of shares.

Shares of the Fund are designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in Tennessee Municipal Securities. A minimum initial investment of $1,000 is required. The Fund is not likely to be a suitable investment for non-Tennessee taxpayers or retirement plans since the Fund invests in Tennessee Municipal Securities.

Except as otherwise noted in this prospectus, shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities. The investment objective cannot be changed without approval of shareholders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Interest income of the Fund that is exempt from the income tax described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Tennessee.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of Tennessee Municipal Securities. As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the Fund's income will be exempt from federal income tax (including alternative minimum tax) and personal income tax imposed by the state of Tennessee and Tennessee municipalities. Unless indicated otherwise, the other investment policies of the Fund described below may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The Tennessee Municipal Securities in which the Fund invests are:

* obligations issued by or on behalf of the state of Tennessee, its political subdivisions, or agencies;

* debt obligations of any state, territory, or possession of the United States, including the District of Columbia or any political subdivision of any of these; and

* participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal income tax and the personal income taxes imposed by the state of Tennessee and Tennessee municipalities.



CHARACTERISTICS. The Tennessee Municipal Securities in which the Fund invests are rated "investment grade," i.e., Baa or above by Moody's Investors Service, Inc. ("Moody's") or BBB or above by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"). A description of the rating categories is contained in the Appendix to the Statement of Additional Information. In certain cases, the Fund's adviser may choose bonds that are unrated if it judges the bonds to be of comparable quality to one of the foregoing rating categories. Bonds rated "BBB" by S&P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. The prices of fixed income securities fluctuate inversely to the direction of interest rates. If the Fund purchases an investment grade bond, and the rating of such bond is subsequently downgraded so that the bond is no longer classified as investment grade, the Fund is not required to sell the bond, but will consider whether such action is appropriate. As a matter of investment policy, under normal market conditions, the Fund will invest at least 65% of its assets in bonds.
PARTICIPATION INTERESTS. The Fund may purchase participation interests in Tennessee Municipal Securities from financial institutions such as commercial banks, savings associations and insurance companies. These participation interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high
quality.     VARIABLE RATE MUNICIPAL SECURITIES. Some of the Tennessee
Municipal Securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate or interest rate index. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the rating agencies and
other analytical services.      MUNICIPAL LEASES. Municipal leases are
obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

If the Fund purchases unrated municipal leases, the Trustees will be responsible for determining on an ongoing basis, the credit quality of such leases and the likelihood that a lease will not be canceled.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases, together with other securities considered to be illiquid, to 15% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.



The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax and the personal income taxes imposed by the state of Tennessee and Tennessee municipalities and at least 65% of the value of its total assets will be invested in bonds. From time to time, during periods of other than normal market conditions, the Fund may invest in short-term tax exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to
repurchase it at a mutually agreed upon time and price).     The
adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments--Characteristics" (if rated) or of comparable quality (if
unrated).      Although the Fund is permitted to make taxable,
temporary investments, there is no current intention of generating income subject to federal income tax or personal income taxes imposed by the state of Tennessee or Tennessee municipalities.

TENNESSEE MUNICIPAL SECURITIES

Tennessee Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Tennessee Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal bond market and the municipal bond market; the size and maturity of the particular offering; and the rating of the issue. Further, any adverse economic conditions or developments affecting the issuer or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Tennessee Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. See the Fund's Statement of Additional Information for a discussion of the state's economy.

Investing in municipal securities which meet the Fund's quality standards may not be possible if the issuer or its municipalities do not maintain their current credit ratings. In addition, certain constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting municipal securities.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than investment in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code, as amended. This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings.
    The above investment limitations cannot be changed without
shareholder approval.      THE PLANTERS FUNDS INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Union Planters National Bank ("Union Planters" or the "adviser"), the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

From time to time, to the extent consistent with the objective, policies and restrictions of the Fund, the Fund may invest in securities of issuers with which the adviser has a lending relationship.

ADVISORY FEES. The adviser receives an investment advisory fee at an annual rate equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fees paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND. Founded in 1869, Union Planters, a national banking association, is a wholly-owned subsidiary of Union Planters Corporation (the "Corporation") a multi-bank holding company headquartered in Memphis, Tennessee. Union Planters is a commercial bank offering a wide range of banking services to its customers. The adviser has been managing trust assets for over 80 years. As of December 31, 1996, the Trust Group of Union Planters had approximately $4.6 billion under administration, of which it had investment discretion over approximately $1 billion. The adviser has served as adviser to the Fund since its inception.

As part of its regular banking operations, Union Planters may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Union Planters. The lending relationship
will not be a factor in the selection of securities.      PORTFOLIO
MANAGER. The following individual is primarily responsible for the
day-to-day management of the Fund's portfolio:     James Plunkett,
Senior Vice President in the Funds Management Division of Union Planters National Bank, has been the Fund's portfolio Manager since February 1997. Prior to joining Union Planters, Mr. Plunkett was Senior Vice President in the Funds Management Division of Sunburst Bank, Mississippi. Before that, he was an institutional financial consultant with Merrill Lynch, Pierce, Fenner & Smith Incorporated.

DISTRIBUTION OF FUND SHARES



Federated Securities Corp. is the principal distributor for shares of the Fund. Federated Securities Corp. is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of

Federated Investors.

PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the adviser, or their affiliates may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the adviser or its affiliates.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions the Trustees will
consider appropriate changes in the services.     ADMINISTRATION OF
THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Services Company provides these at an annual rate as specified below:

MAXIMUM               AVERAGE AGGREGATE
  FEE                 DAILY NET ASSETS

0.150%           on the first $250 million
0.125%           on the next $250 million
0.100%           on the next $250 million
0.075%     on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $120,000 per Fund. Federated Services Company may voluntarily choose to waive a portion of its fee.

NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and Federal Reserve Wire System are open for business. An individual investor can purchase shares of the Fund by telephoning Union Planters Brokerage Services at 1-800-238-7125 or by calling his financial institution (such as a bank or an investment dealer). Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

Texas residents must purchase shares of the Fund through Federated Securities Corp. at 1-800-618-8573. In connection with the sale of shares, the distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

Payment may be made by either check or federal funds. Payments should be made to your financial institution, broker/dealer, Union Planters Brokerage Service or Federated Securities Corp., as appropriate. It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares of the Fund are sold at their net asset value next determined after an order is received plus a sales charge as follows:



                                         SALES CHARGE AS A      SALES CHARGE AS A
                                           PERCENTAGE OF        PERCENTAGE OF NET

 AMOUNT OF TRANSACTION                 PUBLIC OFFERING PRICE     AMOUNT INVESTED

 Less than $250,000                           2.00%                   2.04%
 $250,000 but less than $500,000              1.50%                   1.52%
 $500,000 but less than $1,000,000            1.00%                   1.01%
 $1,000,000 or more                           0.00%                      --

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

PURCHASES AT NET ASSET VALUE. Shares of the Fund may be purchased at net asset value, without a sales charge, by Trust customers of Union Planters and employees and retired employees of Union Planters and its
affiliates and their spouses and children under 21.      No sales
charge is imposed for shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, insurance companies and credit unions. However, investors who purchase shares through a trust department or investment adviser may be charged an additional service fee by that institution.

DEALER CONCESSIONS. For sales of shares of the Fund, a dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor, in its sole discretion, may uniformly offer to pay to all dealers selling shares of the Fund, all or a portion of the sales charge it normally retains. If accepted by the dealer, such additional payments will be predicated upon the amount of Fund shares sold.

The sales charge for shares sold other than through registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers including the initiation of customer accounts and purchases of shares.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of shares of the Fund through:

* quantity discounts and accumulated purchases;

* signing a 13-month letter of intent; or

* using the reinvestment privilege.



QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table under "What Shares Cost," larger purchases reduce the sales charge paid. The Fund will combine purchases of shares made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.



If an additional purchase of shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $240,000 and purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 1.50%, not 2.00%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by the shareholder's financial institution at the time the purchase is made that shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 2.00% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days towards the dollar fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems shares in the Fund, there may be tax consequences, and exercise of the reinvestment privilege may result in additional tax considerations. Shareholders contemplating such transactions should consult their own tax advisers.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting your financial institution, broker/dealer, Union Planters Brokerage Services or Federated Securities Corp., as appropriate. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends are sent to each shareholder.

DIVIDENDS AND DISTRIBUTIONS. Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date.

Dividends are declared just prior to determining net asset value. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date's net asset value without a sales charge, unless cash payments are requested by writing to your financial institution, broker/dealer, Union Planters Brokerage Services or Federated Securities Corp., as appropriate.

REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form.

BY TELEPHONE

A shareholder may redeem shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

For orders received before 4:00 p.m. (Eastern time), proceeds will normally be wired the next day to the shareholder's account as instructed on the shareholder's authorization form or a check will be sent to the address of record. Proceeds delivered in the form of a check will be sent within seven days after a proper request for redemption has been received, provided Federated Shareholder Services Company has received the purchase price for the shares from the shareholder. Before a financial institution may request redemption by telephone on behalf of a shareholder, an authorization form permitting the Fund to accept redemption requests by telephone must be completed.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, it is recommended that a redemption request be made in writing and be hand delivered or sent by overnight mail to Federated
Securities Corp. If, at any time, the Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

BY MAIL

Shareholders may redeem shares by sending a written request to Federated Securities Corp., as appropriate. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Federated Securities Corp. at 1-800-618-8573 for assistance in redeeming by mail.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

* a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the FDIC;

* a member of the New York, American, Boston, Midwest, or Pacific Stock
Exchange;

* a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

* any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum of $1,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS



Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. As of September 2, 1997, Union Planters Bank, Memphis, Tennessee, acting in various capacities for numerous accounts, was the owner of record of approximately 2,132,207 shares (90.18%) of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of
shareholders.      As a Massachusetts business trust, the Trust is not
required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series in the Trust entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event that a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's adviser, Union Planters, is subject to such banking laws
and regulations.     Union Planters believes that it may perform the
investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Union Planters from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Union Planters, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that the Fund's existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Union Planters is found) as a result of any of these occurrences.
     TAX INFORMATION

FEDERAL INCOME TAX

The Fund expects to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended ("the
Code"), applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE OF TENNESSEE TAXES

Under existing Tennessee law, shareholders of the Fund will not be subject to Tennessee personal income taxes on Fund dividends to the extent that such dividends represent "exempt-interest dividends" as defined in the Code, which are directly attributable to (i) interest on obligations of the state of Tennessee or any of its political subdivisions; or (ii) interest on certain obligations of the United States, or any agency or instrumentality thereof.

To the extent that distributions by the Fund are derived from capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will be subject to Tennessee income taxes.

OTHER STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from state income taxes in states other than Tennessee or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time the Fund advertises total return, yield, and tax-equivalent yield. Total return represents the change, over a specified period of time, in the value of an investment in shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other
distributions paid to shareholders.      The performance information
reflects the effect of the sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)

PORTFOLIO OF INVESTMENTS


JULY 31, 1997


    PRINCIPAL                                                                                      CREDIT

      AMOUNT
RATING*      VALUE

 LONG-TERM MUNICIPAL NOTES--96.6%

                 TENNESSEE--96.6%

 $       215,000 Chattanooga-Hamilton County, TN Hospital Authority,
                 Refunding Revenue Bonds, 5.50% (Erlanger Medical Center)/
                 (FSA Insured)/ (Original Issue Yield: 5.60%), 10/1/2006

AAA  $       231,492

       1,000,000 Chattanooga-Hamilton County, TN Hospital Authority,
                 Refunding Revenue Bonds, 5.50% (Erlanger Medical Center)/
                 (FSA Insured)/(Original Issue Yield: 5.85%), 10/1/2013

AAA        1,033,790

       1,000,000 Clarksville, TN, Electric System Refunding Revenue Bonds,
                 5.125%, 9/1/2011

NR         1,006,200

         500,000 Clarksville, TN, Water Sewer & Gas Refunding Revenue Bonds,
                 6.125% (MBIA Insured)/ (Original Issue Yield: 6.15%), 2/1/2007

AAA          540,950

         500,000 Clarksville, TN, Water Sewer & Gas Refunding Revenue Bonds,
                 6.125% (MBIA Insured)/ (Original Issue Yield: 6.328%), 2/1/2012

AAA          533,140

         600,000 Germantown, TN, GO UT Refunding Bonds, 4.10%, 1/1/2000
AAA          605,208

         600,000 Germantown, TN, GO UT, 4.20%, 1/1/2001
AAA          607,992

         250,000 Jackson, TN Health Educational & Housing Facilities Board,
                 Hospital Revenue Bonds, 5.90% (Jackson-Madison County
                 General Hospital)/(MBIA Insured)/(Original Issue Yield: 5.95%),
                 4/1/2000

AAA          261,370

         400,000 Jackson, TN, Water & Sewer Refunding Revenue Bonds, 5.125%
                 (AMBAC Insured)/(Original Issue Yield: 5.35%), 1/1/2010

AAA          406,292

         440,000 Johnson City, TN Health & Education Facilities Board, Refunding
                 Revenue Bonds, 6.75% (Johnson City Medical Center Hospital)/
                 (MBIA Insured)/(Original Issue Yield: 6.912%), 7/1/2006

AAA          484,396

         250,000 (a)Johnson City, TN Health & Education Facilities Board,
                 Revenue Bonds, 6.75% (MBIA Insured)/(United States Treasury
                 PRF)/(Original Issue Yield: 6.912%), 7/1/2006, prerefunded
                 7/1/2001 (@102)

AAA          277,760

         500,000 Knox County, TN Health Education & Housing Facilities Board,
                 Hospital Facilities Revenue Bonds (Series A), 4.90% (Fort Sanders
                 Alliance)/(MBIA Insured)/(Original Issue Yield: 5.099%),
                 1/1/2005

AAA          514,700



TENNESSEE TAX-FREE BOND FUND



    PRINCIPAL                                                                                      CREDIT

      AMOUNT
RATING*      VALUE

 LONG-TERM MUNICIPAL NOTES--CONTINUED
                 TENNESSEE--CONTINUED

 $       500,000 (a)Knox County, TN Health Education & Housing Facilities Board,
                 Hospital Facilities Revenue Bonds (Series C), 7.00% (Fort Sanders
                 Alliance)/(MBIA Insured)/(United States Treasury PRF),
                 1/1/2008, prerefunded 1/1/2000 (@102)
AAA  $       542,870

       1,000,000 Knox County, TN, GO UT, 4.75%, 2/1/2006
AA         1,025,310

       1,030,000 Knoxville, TN Water System, Refunding Revenue Bonds
                 (Series M), 5.20% (Original Issue Yield: 5.45%), 3/1/2010

AA         1,051,826

       1,000,000 Memphis-Shelby County, TN, Airport Refunding Revenue Bonds,
                 6.75% (Federal Express Corp.), 9/1/2012

BBB        1,097,840

       1,500,000 Metropolitan Government Nashville & Davidson County,
                 TN HEFA, Refunding Revenue Bonds, 5.20% (Vanderbilt

                 University), 7/1/2018
AA         1,505,730

         750,000 Metropolitan Government Nashville & Davidson County, TN,
                 Revenue Bonds (Series A), 6.00% (Original Issue Yield: 6.282%),

                 5/15/2017
AA           791,775

         230,000 Metropolitan Government Nashville & Davidson County, TN,
                 Water & Sewer Refunding Revenue Bonds, 5.20%
                 (FGIC Insured)/(Original Issue Yield: 5.53%), 1/1/2013

AAA          240,700

          75,000 (a)Metropolitan Government Nashville & Davidson County, TN,
                 Water & Sewer Refunding Revenue Bonds, 7.25% (United States

                 Treasury PRF), 1/1/2006
A            75,956

         120,000 (a)Metropolitan Government Nashville & Davidson County, TN,
                 Water & Sewer Refunding Revenue Bonds, 7.30% (United States

                 Treasury PRF), 1/1/2008
A           120,265

         170,000 Montgomery County, TN Public Building Authority, Pooled
                 Financing Government Obligation Revenue Bonds, 7.50%
                 (Tennessee County Loan Pool)/(Prudential Insurance Co. of

                 America), 12/15/2000
AA-          172,237

         800,000 Mount Juliet, TN Public Building Authority, Revenue Bonds
                 (Series O), 7.00% (MBIA Insured), 2/1/2006

AAA          886,320

       1,000,000 Putnam County, TN, GO UT Bonds, 5.125% (MBIA Insured)/
                 (Original Issue Yield: 5.35%), 4/1/2011

AAA        1,009,780



TENNESSEE TAX-FREE BOND FUND



    PRINCIPAL                                                                                      CREDIT

      AMOUNT
RATING*      VALUE

 LONG-TERM MUNICIPAL NOTES--CONTINUED
                 TENNESSEE--CONTINUED

 $       750,000 Shelby County, TN Health Education & Housing Facilities Board,
                 Refunding Revenue Bonds (Series A), 7.40% (Methodist Health
                 System, Inc.)/(MBIA Insured)/(Original Issue Yield: 7.50%),
                 6/1/2003
AAA  $       785,783

       1,000,000 Shelby County, TN Health Education & Housing Facilities Board,
                 Revenue Bonds, 6.00% (St. Joseph Hospital East, Inc.)/(Original

                 Issue Yield: 6.37%), 3/1/2005
AAA        1,067,430

         500,000 Shelby County, TN, GO UT Bonds (Series A), 5.10% (Original
                 Issue Yield: 5.25%), 3/1/2011

AA+          506,565

         250,000 Shelby County, TN, GO UT Refunding Bonds (Series B), 5.875%
                 (Original Issue Yield: 5.95%), 3/1/2007

AA+          264,703

         400,000 Sullivan County, TN Health Educational & Housing Facilities
                 Board, Revenue Bonds, 5.75% (Holston Valley Health Board)/
                 (Original Issue Yield: 5.93%), 2/15/2013

AAA          417,364

       1,205,000 Tennessee Housing Development Agency, Refunding Revenue
                 Bonds (Series A), 5.70%, 7/1/2008

A+         1,244,813

       1,000,000 Tennessee Housing Development Agency, Refunding Revenue
                 Bonds (Series A), 5.85%, 7/1/2013

A+         1,025,840

         430,000 Tennessee Housing Development Agency, Revenue Bonds, 6.90%
                 (Homeownership Program)/( Issue U), 7/1/2005

A+           456,002

         500,000 Tennessee State Local Development Authority, Refunding
                 Revenue Bonds (Series A), 5.65%, 3/1/2007

AA-          530,640

         495,000 Tennessee State Local Development Authority, Revenue Bonds,
                 6.10% (Community Provider Pooled Loan Program)/(Tennessee

                 State GTD), 10/1/2007
A-           540,169

         500,000 Tennessee State School Board Authority, Higher Education
                 Facilities Revenue Bonds (Series A), 6.25% (Original Issue Yield:

                 6.309%), 5/1/2017
AA           529,625

         195,000 Tennessee State School Board Authority, Refunding Revenue
                 Bonds (Series A), 5.75%, 5/1/2006

AA           195,661

         700,000 Tennessee State, GO UT Bonds (Series A), 5.55%,
3/1/2010 AA+ 738,381               TENNESSEE TAX-FREE BOND FUND

    PRINCIPAL                                                                                      CREDIT

      AMOUNT
RATING*      VALUE

 LONG-TERM MUNICIPAL NOTES--CONTINUED
                 TENNESSEE--CONTINUED

 $       450,000 (a)Tennessee State, GO UT Bonds (Series B), 6.60% (Original Issue
                 Yield: 6.60%), 6/1/2004, prerefunded 6/1/2001 (@101.5)

AA+  $       495,194

       1,035,000 Williamson County, TN, GO UT Refunding Bonds, 6.00%
                 (Original Issue Yield: 6.217%), 3/1/2008

Aaa        1,161,756

                  TOTAL LONG-TERM MUNICIPAL NOTES (IDENTIFIED COST $24,152,990)
                  24,983,825

 MUTUAL FUND--1.9%

         485,482 Tennessee Municipal Cash Trust Fund (AT NET ASSET
VALUE)                                          485,482

                  TOTAL INVESTMENTS (IDENTIFIED COST
$24,638,472)(B)                                       $    25,469,307




(a) The issuer of this security has placed U.S. government securities in escrow with a trustee. The proceeds from the government securities will be used to pay principal and interest on the security.



(b) The cost of investments for federal tax purposes amounts to $24,638,472. The net unrealized appreciation of investments on a federal tax basis amounts to $830,835 which is comprised of $832,601
appreciation and $1,766 depreciation at July 31, 1997.      * Please
refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are
unaudited.     Note: The categories of investments are shown as a
percentage of net assets ($25,849,250) at July 31, 1997.      The
following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO
--General Obligation GTD --Guaranty HEFA --Health and Education
Facilities Authority MBIA --Municipal Bond Investors Assurance PRF --Prerefunded UT --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF ASSETS AND LIABILITIES


JULY 31, 1997



 ASSETS:

 Total investments in securities, at value (identified and tax cost $24,638,472)                $
25,469,307
 Cash
15,021

 Income receivable
387,377

 Receivable for shares

sold                                                                                5,400
 Deferred

expenses                                                                                         7,073
    Total assets

25,884,178

 LIABILITIES:

    Accrued expenses
34,928

 NET ASSETS for 2,369,821 shares outstanding                                                    $
25,849,250
 NET ASSETS CONSIST OF:

 Paid in capital                                                                                $
25,080,622

 Net unrealized appreciation of investments
830,835

 Accumulated net realized loss on investments
(137,059)

 Undistributed net investment income
74,852

    Total Net Assets                                                                            $
25,849,250

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 Net Asset Value Per Share ($25,849,250 / 2,369,821 shares outstanding)

$10.91

 Offering Price Per Share (100/98.00 of $10.91)* $11.13
* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)

STATEMENT OF OPERATIONS



YEAR ENDED JULY 31, 1997

 INVESTMENT INCOME:
 Interest                                                                               $    1,488,966
 EXPENSES:

 Investment advisory fee                                                  $     209,558
 Administrative personnel and services fee                                      120,000
 Custodian fees                                                                  26,689
 Transfer and dividend disbursing agent fees and expenses                        29,843
 Directors'/Trustees' fees                                                       10,080
 Auditing fees                                                                   20,583
 Legal fees                                                                       3,500
 Portfolio accounting fees                                                       49,665
 Share registration costs                                                        20,373
 Printing and postage                                                             9,914
 Insurance premiums                                                               2,773
 Miscellaneous                                                                   13,651
      Total expenses                                                            516,629
      Waiver of investment advisory fee                                       (209,558)

           Net expenses                                                                        307,071
                    Net investment income                                                    1,181,895

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized gain on investments                                                               67,723
 Net change in unrealized appreciation of investments                                          884,764

      Net realized and unrealized gain on investments                                          952,487
           Change in net assets resulting from operations                               $    2,134,382



(See Notes which are an integral part of the Financial Statements)

TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF CHANGES IN NET ASSETS


YEAR ENDED JULY 31,


                                                                                         1997

1996

INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                                           $     1,181,895 $
1,443,710
 Net realized gain (loss) on investments ($67,723 net gain and

 $51,494 net loss, respectively, as computed for federal tax purposes)                    67,723
60,400
 Net change in unrealized appreciation                                                   884,764
284,790

   Change in net assets resulting from operations                                      2,134,382
1,788,900
 DISTRIBUTIONS TO SHAREHOLDERS--

 Distributions from net investment income                                            (1,214,918)
(1,444,519)

 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                                          1,420,926
1,564,767

 Net asset value of shares issued to shareholders in payment of

 distributions declared                                                                  110,472
136,585

 Cost of shares redeemed                                                             (6,269,412)
(8,265,453)

   Change in net assets resulting from share transactions                            (4,738,014)
(6,564,101)
     Change in net assets                                                            (3,818,550)
(6,219,720)

 NET ASSETS:

 Beginning of period                                                                  29,667,800
35,887,520

 End of period (including undistributed net investment income

 of $74,852 and $107,875, respectively)                                          $    25,849,250 $
29,667,800



(See Notes which are an integral part of the Financial Statements)

TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1997

1. ORGANIZATION


The Planters Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The financial statements included herein are only those of Tennessee Tax-Free Bond Fund (the "Fund"), a non-diversified portfolio. At July 31, 1997, the Trust did not offer any other portfolios. The investment objective of the Fund is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities.
2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income.
Accordingly, no provisions for federal tax are necessary.     At July
31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $137,059 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
EXPIRATION YEAR EXPIRATION AMOUNT 2003 $85,565 2004 $51,494

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                     YEAR ENDED

                                                                                      JULY 31,
                                                                               1997          1996

 Shares sold                                                                   132,996       148,617
 Shares issued to shareholders in payment of distributions declared             10,391        12,949
 Shares redeemed                                                             (587,888)     (777,662)
  Net change resulting from share transactions                               (444,501)     (616,096)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Union Planters National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary
waiver at any time at its sole discretion.     As of July 31, 1997,
Union Planters National Bank was the owner of record of approximately
2,134,983 shares which is 90.1% of the Fund.      ADMINISTRATIVE FEE
-- Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Fund for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $120,000 per portfolio and $25,000 per each additional class of shares.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES -- Organizational expenses of $35,622 were borne initially by FServ. The Fund has agreed to reimburse FServ for the organizational expenses during the five-year period following effective date. For the period ended July 31, 1997, the Fund paid
$9,499 pursuant to this agreement.      GENERAL -- Certain of the
Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1997, were as follows:

PURCHASES         $3,092,190
SALES             $7,451,473



6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 1997, 30.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22.9% of total investments.

INDEPENDENT ACCOUNTANTS' REPORT

To the Trustees and Shareholders of TENNESSEE TAX-FREE BOND FUND (a Portfolio of The Planters Funds):



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments (except for the Credit Ratings) (included on pages 16 through 20), and the related statements of operations and of changes in net assets (included on pages 21 through 22) and the financial highlights (included on page 2 of the prospectus) present fairly, in all material respects, the financial position of the Tennessee Tax-Free Bond Fund (the "Fund") at July 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereinafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at July 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP

Boston, Massachusetts


September 15, 1997


ADDRESSES

Tennesse Tax-Free Bond Fund
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

Distributor
Federated Securities Corp.
Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Union Planters National Bank

P.O. Box 387
Memphis, Tennessee 38147

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

Transfer Agent, Dividend Disbursing Agent, and Portfolio Accounting Services
Federated Shareholder Services Company
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

TENNESSEE TAX-FREE BOND FUND

PROSPECTUS


A Non-Diversified Portfolio
of The Planters Funds

An Open-End, Management Investment Company

September 30, 1997



[Graphic]

Union Planters National Bank Investment Adviser
[Graphic]
Federated Investors
Federated Securities Corp., Distributor


Cusip 727426108
3072709A (9/97)



[Graphic]

TENNESSEE TAX-FREE BOND FUND

(A PORTFOLIO OF THE PLANTERS FUNDS)

STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information should be read with the prospectus of Tennessee Tax-Free Bond Fund (the "Fund") dated
September 30, 1997. This Statement is not a prospectus. To receive a copy of the prospectus free of charge write or call Union Planters Brokerage Services at 1-800-238-7125.



FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779



Statement dated September 30, 1997

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Cusip 727426108
3072709B (9/97)





TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND 1 INVESTMENT OBJECTIVE AND POLICIES 1 Acceptable Investments 1 When-Issued and Delayed Delivery Transactions 2 Temporary Investments 2 Repurchase Agreements 2 Portfolio Turnover 2 Investment Limitations 2 Investment Risks 3 THE PLANTERS FUNDS MANAGEMENT 4 The Funds 7 Fund Ownership 8 Trustee Compensation 8 Trustee Liability 9 INVESTMENT ADVISORY SERVICES 9 Adviser to the Fund 9 Advisory Fees 9 BROKERAGE TRANSACTIONS 9 OTHER SERVICES 9 Fund Administration 9 Custodian and Portfolio Accountant 10 Transfer Agent 10 Independent Accountants 10 PURCHASING SHARES 10 DETERMINING NET ASSET VALUE 10 Valuing Municipal Bonds 10 Use of Amortized Cost 10 REDEEMING SHARES 10 Redemption in Kind 10 TAX STATUS 11 The Fund's Tax Status 11 Shareholder's Tax Status 11 TOTAL RETURN 11 YIELD 11 TAX-EQUIVALENT YIELD 12 Tax-Equivalency Table 12 PERFORMANCE COMPARISONS 13 Economic and Market Information 13 APPENDIX 14



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in The Planters Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 14, 1993.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities. The investment objective cannot be changed without the approval of shareholders.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in a portfolio of municipal securities which are exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities ("Tennessee Municipal Securities"). The municipal securities in which the Fund invests include those issued by or on behalf of the state of Tennessee and Tennessee municipalities as well as those issued by states, territories, and possessions of the United States which are exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities.

CHARACTERISTICS


The Tennessee Municipal Securities in which the Fund invests have the characteristics set forth in the prospectus. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

TYPES OF ACCEPTABLE INVESTMENTS

Examples of Tennessee Municipal Securities include:

   * governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality;

   * municipal notes and tax-exempt commercial paper; * serial bonds;
   * tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes;
   * bond anticipation notes sold in anticipation of the issuance of long-term bonds;

   * pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

   * general obligation bonds.

PARTICIPATION INTERESTS

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

VARIABLE-RATE MUNICIPAL SECURITIES

Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable-rate municipal securities than for fixed-income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

MUNICIPAL LEASES

In determining the liquidity of municipal lease securities, the adviser, under the authority delegated by the Board of Trustees ("Trustees"), will base its determination on the following factors:
(a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics, and prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an event of nonappropriation); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

TEMPORARY INVESTMENTS

From time to time, during periods of other than normal market conditions, the Fund may invest in short-term tax-exempt or taxable temporary investments.

REPURCHASE AGREEMENTS

The Fund requires its custodian to take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

From time to time, such as when suitable Tennessee Municipal
Securities are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Tennessee Municipal Securities and thereby affect the Fund's yield.

PORTFOLIO TURNOVER



The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended July 31, 1997, and 1996, the portfolio turnover rates were 11% and 0%, respectively.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

UNDERWRITING

The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN COMMODITIES

The Fund will not buy or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in municipal bonds secured by real estate or interests in real estate.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies and limitations.

DEALING IN PUTS AND CALLS

The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

CONCENTRATION OF INVESTMENTS

The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, under other than normal market conditions, the Fund may invest more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid, including certain municipal leases.



The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.



For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Cash items may include obligations such as:

   * certificates of deposit (including those issued by domestic and foreign branches of FDIC insured banks);

   * obligations issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities; and

   * repurchase agreements.

INVESTMENT RISKS

The Fund's performance can be expected to be closely tied to the prevailing economic conditions of the state of Tennessee as a whole, its particular geographic regions, and the industries located within the state.

Traditionally divided into three geographic regions, the State's economy has historically been dominated by agriculture in the west, manufacturing in the east, and government in the middle region. Though trade and services have replaced agriculture in terms of total output, manufacturing continues to be the largest single sector of the economy. While the Gross State Product of Tennessee was in excess of $100 billion in 1991 and the state placed 20th in national rank, manufacturing comprised 24% of total production in that year. The recent decision by Saturn and Nissan to locate automobile production facilities in the state suggests that manufacturing, with its inherent susceptibility to economic downturns, will continue to dominate.

Tennessee's economy experienced many of the problems associated with the national economy during the past recession. Though it consistently remained below the national average, the state's unemployment rate rose significantly during the prior recessionary period. Also, over-building of commercial and residential properties in prior years caused the state to experience some difficulties with declining real estate values.

Along with the national economy, Tennessee has recently experienced a significant recovery in economic activity. Although moderate rates of economic growth in past recoveries along with a steady influx of transplant corporations have helped the state avoid the dramatic "boom and bust" cycle experienced by many sunbelt states, the recent recession did put pressure on governmental receipts and outlays.
The constitution of the state requires a balanced budget. This constraint along with relatively low debt and expenditure per capita ratios has helped the state maintain its current long term bond rating of AAA by S&P and Aaa by Moody's. While Tennessee is one of only nine states which have such ratings, the ability of the state to maintain this rating given the current economic and political environment is by
no means certain.      THE PLANTERS FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with The Planters Funds, and principal occupations.

John F. Donahue@*

Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice

President of the Company.



Thomas G. Bigley



15 Old Timber Trail
Pittsburgh, PA



Birthdate: February 3, 1934

Trustee



Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.

Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North

Naples, FL
Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or

Trustee of the Funds.

William J. Copeland

One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd

571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western

Region; Director or Trustee of the Funds.

Peter E. Madden



One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL



Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer


203 Kensington Ct.



Pittsburgh, PA

Birthdate: October 6, 1926

Trustee



Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of

the Funds.



John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee



President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



Wesley W. Posvar

1202 Cathedral of Learning
University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts

4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee



Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.



J. Christopher Donahue

Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

John W. McGonigle

Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938



Executive Vice President, Secretary and Treasurer



Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher

Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Judith J. Mackin

Federated Investors Tower
Pittsburgh, PA

Birthdate: May 30, 1960

Vice President and Assistant Treasurer



Vice President, Treasurer and Assistant Treasurer of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the

Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

THE FUNDS



As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.



FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of September 2, 1997, the following shareholders of record owned 5% or more of the shares of the Fund: Union Planters National Bank, Memphis, Tennessee, acting in various capacities for numerous accounts, owned approximately 2,132,207 shares (90.18%); National Financial Services, for the exclusive benefit of its customers, New York, New York, owned approximately 184,981 shares (7.82%).

TRUSTEE COMPENSATION



                             AGGREGATE

 NAME,                     COMPENSATION
 POSITIONS WITH                FROM
 TRUST                        TRUST*#
 John F. Donahue                 $0
 Chairman and Trustee
 Thomas G. Bigley            $1,033
 Trustee
 John T. Conroy, Jr.         $1,135
 Trustee
 William J. Copeland         $1,135
 Trustee
 James E. Dowd               $1,135
 Trustee
 Lawrence D. Ellis, M.D     .$1,033
 Trustee
 Edward L. Flaherty, Jr.     $1,135
 Trustee
 Edward C. Gonzales              $0
 Trustee
 Peter E. Madden             $1,033
 Treasurer and Trustee
 Gregor F. Meyer             $1,033
 Trustee
 John E. Murray, Jr.         $1,033
 Trustee
 Wesley W. Posvar            $1,033
 Trustee
 Marjorie P. Smuts           $1,033
 Trustee

* Information is furnished for the fiscal year ended July 31, 1997.
     # The aggregate compensation is provided for the Trust which is comprised of one portfolio. The Fund is the only investment company in the Fund Complex.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Union Planters National Bank ("Union Planters" or the "adviser"). Union Planters is a wholly-owned subsidiary of Union Planters Corporation, a multi-bank holding company
headquartered in Memphis, Tennessee.     Because of the internal
controls maintained by Union Planters to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Union Planters or its affiliates' lending relationships with an issuer. The adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

From time to time, to the extent consistent with the objective, policies and restrictions of the Fund, the Fund may invest in securities of issuers with which the adviser has a lending
relationship.      ADVISORY FEES     For its advisory services, Union
Planters receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1997, 1996, and 1995, the adviser earned advisory fees of $209,558, $234,612, and $284,526, respectively, of which $209,558, $234,612, and $284,526, respectively, was voluntarily waived. For the fiscal years ended July 31, 1997, 1996, and 1995 the adviser reimbursed operating expenses of
$0, $17,000 and $284,526, respectively.      BROKERAGE TRANSACTIONS
    When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those which are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers may be used by the adviser and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended July 31, 1997, 1996, and 1995, the Fund paid no commissions on brokerage
transactions.      Although investment decisions for the Fund are made
independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March, 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended July 31, 1997, 1996, and 1995, the Administrators earned $120,000,
$120,000, and $120,001, respectively, of which $0, $0, and $75,000, respectively, was voluntarily waived.



CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Shareholder Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT



Federated Services Company, through its subsidiary, Federated
Shareholder Services Company, maintains all necessary shareholder records. For its services the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT ACCOUNTANTS

The independent accountants for the Fund are Price Waterhouse LLP, Boston, MA.

PURCHASING SHARES

Shares of the Fund are sold at their net asset value with a sales charge on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Fund."

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated for the Fund are described in the prospectus.

VALUING MUNICIPAL BONDS

The Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING SHARES

Shares are redeemed at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, as amended under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. To the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities could receive less than the redemption value of their securities when they are sold or mature and could incur certain transactions costs if they are sold.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

* derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

* derive less than 30% of its gross income form the sale of securities held less than three months;

* invest in securities within certain statutory limits; and

* distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDER'S TAX STATUS

No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

CAPITAL GAINS

Capital gains or losses may be realized by the Fund on the sale of portfolio securities. Sales would generally be made because of:

   * the availability of higher relative yields; * differentials in market values; * new investment opportunities; * changes in creditworthiness of an issuer; or * an attempt to preserve gains or limit losses.

Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time that the shareholder has owned shares. Any loss by a shareholder on shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution. Distributions of short-term capital gains, if any, are taxed as ordinary income.

TOTAL RETURN



The Fund's average annual total returns based on offering price for the one-year period ended July 31, 1997, and for the period from August 30, 1993 (date of initial public investment) to July 31, 1997,
were 5.91% and 5.16%, respectively.      The average annual total
return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD


The Fund's yield for the thirty-day period ended July 31, 1997, was 4.04% based on offering price.



The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD



The Fund's tax-equivalent yield for the thirty-day period ended July 31, 1997 was 6.12% based on offering price. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a combined federal and state tax rate of 34%, and assuming that income is 100% tax-exempt.
TAX-EQUIVALENCY TABLE

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax, and often is free from taxes imposed by the state of Tennessee and Tennessee municipalities.* As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                TAXABLE YIELD EQUIVALENT FOR 1997
                   STATE OF TENNESSEE

 TAX BRACKET:

 FEDERAL                       15.00% 28.00%   31.00%   36.00%   39.60%
 COMBINED
 FEDERAL

 AND STATE                     21.00% 34.00%   37.00%   42.00%   45.60%
 JOINT                         $1-    $41,201- $99,601- $151,751-OVER
 RETURN                        41,200 99,600   151,750  271,050  $271,050
 SINGLE                        $1-    $24,651- $59,751- $124,651-OVER
 RETURN                        24,650 59,750   124,650  271,050  $271,050


                             TAX-EXEMPT
                      YIELD TAXABLE YIELD EQUIVALENT

 1.50%                         1.90%  2.27%    2.38%    2.59%    2.76%
 2.00%                         2.53%  3.03%    3.17%    3.45%    3.68%
 2.50%                         3.16%  3.79%    3.97%    4.31%    4.60%
 3.00%                         3.80%  4.55%    4.76%    5.17%    5.51%
 3.50%                         4.43%  5.30%    5.56%    6.03%    6.43%
 4.00%                         5.06%  6.06%    6.35%    6.90%    7.35%
 4.50%                         5.70%  6.82%    7.14%    7.76%    8.27%
 5.00%                         6.33%  7.58%    7.94%    8.62%    9.19%
 5.50%                         6.96%  8.33%    8.73%    9.48%    10.11%
 6.00%                         7.59%  9.09%    9.52%    10.34%   11.03%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The above chart is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:

* portfolio quality;

* average portfolio maturity;

* type of instruments in which the portfolio is invested;

* changes in interest rates and market value of portfolio securities;

* changes in the Fund's expenses; and

* various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio comparisons of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

* Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return.
Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time.

* Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.



Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to
the more than 6,000 funds available.      APPENDIX

STANDARD AND POOR'S RATINGS GROUP ("S&P") MUNICIPAL BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-): Ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC., ("MOODY'S") MUNICIPAL BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR-- Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in its generic rating category; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC., ("FITCH") LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

S&P GROUP MUNICIPAL NOTE RATINGS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

MOODY'S SHORT-TERM LOAN RATINGS

MIG1/VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH SHORT-TERM DEBT RATINGS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

S&P COMMERCIAL PAPER RATINGS

A-1--This highest category designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well established industries.

* High rates of return on funds employed.

* Conservative capitalization structure with moderate reliance on debt and ample asset protection.

* Broad margins in earning coverage of fixed financial charges and high internal cash generation.

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PART C.         OTHER INFORMATION

Item 24.          Financial Statements and Exhibits:

(a)  Financial Statements. (Filed in Part A)

(b)  Exhibits:

      (1)      Copy of Declaration of Trust of the Registrant (2);

      (2)      Copy of By-Laws of the Registrant (2);

      (3)      Not applicable;

      (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (2);

      (5)      Conformed Copy of Investment Advisory Contract of the Registrant
               (3);

      (6)        (i)    Conformed Copy of the Distributor's
                        Contract/Administrative

                       Support and Distributor's Contract of the Registrant;(3)
                (ii)   Conformed Copy of Administrative Services Agreement;(3)

      (7)      Not applicable;

      (8)      Conformed copy of Custodian Agreement of the Registrant;(4)

      (9) Conformed copy of Transfer Agency and Service Agreement of the Registrant; (3)

     (10) (i) Copy of Opinion and Consent of Counsel as to legality of shares being registered (2);

               (ii) Opinion and Consent of Special Counsel (2);

     (11)      Conformed Copy of Consent of Independent Public Accountants;+

     (12)      Not applicable;

     (13)      Copy of Initial Capital Understanding (2);

     (14)      Not applicable;

     (15)      Not applicable;

     (16)      Schedule for Computation of Fund Performance Data;(3)

     (17)      Copy of Financial Data Schedule;+

     (18)      Not Applicable;

     (19)      Power of Attorney;(5)

-------------------
+        All exhibits have been filed electronically.

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed August 11, 1993.
         (File Nos. 33-49701 and 811-7065)

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N1-A filed
         March 1, 1994.  (File Nos. 33-49701 and 811-7065)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N1-A filed
         September 29, 1994.  (File Nos. 33-49701 and 811-7065)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form
         N-1A filed September 26, 1995 (File Nos. 33-49701 and 811-7065)

Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None.

Item 26.          Number of Holders of Securities:

                                                     Number of Record Holders

                  TITLE OF CLASS                     (AS OF SEPTEMBER 2, 1997)
                  --------------                     -------------------------
                  Tennessee Tax-Free Bond Fund

                  Shares of Beneficial Interest              25
                  (no par value)

Item 27.          Indemnification:  2.

Item 28.          Business and Other Connections of Investment Adviser:

                  (a) Founded in 1869, Union Planters National Bank, a national banking association, is a wholly-owned subsidiary of Union Planters Corporation (the "Corporation") a multi-bank holding company headquartered in Memphis, Tennessee. Union Planters is a commercial bank offering a wide range of banking services to its customers. The adviser has been managing trust assets for over 80 years. As of December 31, 1996, the Trust Group of Union Planters had approximately $4.6 billion under administration, of which it had investment discretion over approximately $1 billion.

                  (b)


                                                                                Other Substantial
                                        Position with                           Business, Profession,
           NAME                         THE ADVISER                             VOCATION OR EMPLOYMENT


Benjamin W. Rawlins, Jr.                Vice Chairman of the                    Chairman & Chief Exec.
                                        Board, Chief Executive                  Officer, Union Planters

Kenneth W. Plunk                        Chairiman of the Board,
                                        Chief Administrative Officer
                                        and Director

Kirk P. Bailey                          President and Chief
                                        Operation Officer and Director

Robert L. Booth, Jr.                    Executive Vice President

James A. Gurley                         Executive Vice President                Executive Vice President, Union
                                                                                Planters Corporation

Joel Katz                               Executive Vice President                President and CEO, Union Planters
                                                                                Mortgage Group

John W. Parker                          Executive Vice President                Executive Vice President
                                        and Chief Financial                     CFO, Union Planters
                                        Officer                                 Corporation

Armistead J. Smith                      Executive Vice President

Dianne K. Stigall                       Executive Vice President

John D. Temple                          Executive Vice President

2.         Response is incorporated by reference to Registrant's Pre-Effective
Amendment No. 1 on Form N-1A filed on August 11, 1993.
(File Nos. 33-49701 and 811-7065)





David Wadlington                        Executive Vice President

M. Kirk Walters                         Senior Vice President,

                                        Treasurer                               Senior Vice President,Treasurer,
                                                                                and Chief Accounting Officer,
                                                                                Union Planters Corporation

Jackson W. Moore                        Director                                President and COO, Union Planters
                                                                                Corporation

Albert M. Austin                        Director                                Chairman, Cannon,
                                                                                Austin and Cannon, Inc.

Edgar H. Bailey                         Director                                Vice Chairman, Union Planters
                                                                                Corporation

George W. Bryan                         Director                                Senior Vice President, Sara Lee
                                                                                Corporation

Ronald E. Carrier                       Director                                President, James Madison University

James H. Daughdrill, Jr.                Director                                President, Rhodes College

Thomas R. Dyer                          Director                                Wyatt, Tarrant & Combs

Hanford F. Farell, Jr.                  Director                                Chairman, Farrell-Cooper Mining Co.

Arthur F. Fulmer, Jr.                   Director

Dr. Alvin O. Jackson                    Director                                Senior Pastor, Mississippi
                                                                                Boulevard Christian Church

Parnell S. Lewis, Jr.                   Director                                President, Anderson Tilly Co.

Lloyd B. Lovitt, Jr.                    Director                                The Lovitt Co.

C.J. Lowrance, III                      Director                                President, Lowrance Brothers &
                                                                                Co., Inc.

C. Penn Owen, Jr.                       Director                                Managing Partner, Bowdre Place

Dr. V. Lane Rawlins                     Director                                President, University of Memphis

Donald F. Schuppe                       Director                                Retired

Arthur N. Seessel, III                  Director                                President, Seessel's
                                                                                Supermarkets

Leslie M. Stratton, III                 Director                                President, Leslie M. Stratton Co.

Richard A. Trippeer, Jr.                Director                                President, R.A. Trippeer, Inc.



Item 29.          Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following
closed-end investment company:     Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT



Richard B. Fisher                          Director, Chairman, Chief
Federated Investors Tower                  Executive Officer, Chief
Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                                           Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice
Federated Investors Tower                  President, Federated,
Pittsburgh, PA 15222-3779                  Securities Corp.

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                             --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779




Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard Suder                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779




John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --

Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




Item 30. Location of Accounts and Records: All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



Registrant                                Federated Investors Tower
                                          Pittsburgh, PA 15222-3779

Federated Shareholder Services Company    Federated Investors Tower
Transfer Agent, Dividend                  Pittsburgh, PA 15222-3779
Disbursing Agent, and Portfolio
Recordkeeper

Federated Services Company                Federated Investors Tower
Administrator                             Pittsburgh, PA 15222-3779

State Street Bank and Trust Company       P.O. Box 8600
Custodian                                 Boston, MA  02266-8600

Union Planters National Bank              P.O. Box 387
Adviser                                   Memphis, Tennessee  38147

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE PLANTERS FUNDS certifies that it meets all of the requirements for effectiveness of the Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of September, 1997.

                          THE PLANTERS FUNDS

                           BY: /s/Gail Cagney
                           Gail Cagney, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           September 25, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                        DATE

By:   /s/Gail Cagney

      Gail Cagney                Attorney In Fact           September 25, 1997
      ASSISTANT SECRETARY        For the Persons
                                 Listed Below

      NAME                          TITLE

John F. Donahue*                 Chairman and Trustee
                                 (Chief Executive Officer)

Edward C. Gonzales*              President, Treasurer and Trustee
                                 (Principal Financial and
                                 Accounting Officer)

Thomas G. Bigley*                Trustee

John T. Conroy, Jr.*             Trustee

William J. Copeland*             Trustee

James E. Dowd*                   Trustee

Lawrence D. Ellis, M.D.*         Trustee

Edward L. Flaherty, Jr.*         Trustee

Peter E. Madden*                 Trustee

Gregor F. Meyer*                 Trustee

John E. Murray, Jr.*             Trustee

Wesley W. Posvar*                Trustee

Marjorie P. Smuts*               Trustee

* By Power of Attorney